Related party transactions - Schedule of Share Based Earnouts to Key Management Personnel (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Post-employment benefits (pensions)	$ 2,251,042	$ 0
Stock options
Disclosure of transactions between related parties [line items]
Post-employment benefits (pensions)	926,917	0
Restricted stock units
Disclosure of transactions between related parties [line items]
Post-employment benefits (pensions)	$ 1,324,125	$ 0